Financial assets at FVTOCI and AFS financial assets_Details of equity securities designated as financial assets at FVTOCI (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	₩ 951,174
Description of reason for disposing of investments in equity instruments designated at fair value through other comprehensive income	The Group disposed equity securities designated as financial assets at FVTOCI as the creditors determined to sell the securities for the year ended December 31, 2018.
Fair value	₩ 9,379
Cumulative gain (loss) on disposal of investments in equity instruments designated at fair value through other comprehensive income	1,392
Strategic business partnership
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	₩ 662,934
Description of reason for using presentation alternative	Strategic business partnership
Debt-equity swap
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	₩ 287,990
Description of reason for using presentation alternative	Debt-equity swap
Others(Cooperative insurance, etc.)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	₩ 250
Description of reason for using presentation alternative	Others (Cooperative insurance, etc.)